PROPERTY, PLANT AND EQUIPMENT - Schedule of Depreciation and Amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 10,820,442	$ 5,038,092
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	6,028,565	2,581,448
Administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	3,986,583	2,456,644
Selling expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 805,294	$ 0